Concentrations, Risk and Uncertainties	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISK AND UNCERTAINTIES

NOTE 12 – CONCENTRATIONS, RISK AND UNCERTAINTIES

The Company did not have any concentrations of business for both customers and suppliers for the years ended December 31, 2018, 2017 and 2016 due to the minimal operations.

Credit risk on cash and cash equivalents – The Company maintains its cash and cash equivalents in accounts with major financial institutions in the United States of America and the PRC, in the form of demand deposits and money market accounts. At December 31, 2018, the uninsured balances amounted to approximately $282. The Company has not experienced any losses on its deposits of cash and cash equivalents.